Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade	$ 2,210	$ 2,892	$ 1,733
Tax credit, export rebates and production incentives	3,315	3,131	4,648
Loans to third parties and balances with related parties	4,920	1,116	1,703
Collateral deposits	575	315	214
Prepaid expenses	2,207	934	702
Advances and loans to employees	572	412	335
Advances to suppliers and custom agents	4,212	1,700	1,691
Receivables with partners in JO	2,379	1,165	1,361
Insurance receivables	758	206
Miscellaneous	770	870	1,111
Other current receivables before provision	21,918	12,741	13,498
Provision for other doubtful receivables	(51)	(57)	(42)
Net Other current receivables	21,867	12,684	13,456
Noncurrent
Trade	150	74
Tax credit, export rebates and production incentives	3,534	360	291
Loans to third parties and balances with related parties	3,565	185	2,495
Collateral deposits	1	1	17
Prepaid expenses	240	180	159
Advances and loans to employees	25	17	12
Advances to suppliers and custom agents	1	2
Receivables with partners in JO	2,644	743	816
Insurance receivables	0	0	0
Miscellaneous	32	31	134
Other non current receivables before provision	10,192	1,593	3,924
Provision for other doubtful receivables	(575)	(258)	(15)
Net other non current receivables	$ 9,617	$ 1,335	$ 3,909